Risk Management Activities (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Combined Maximum Credit Risk Exposure

The combined maximum credit risk exposure of the Group is as follows:

	UNITED STATES DOLLAR
	2017	2016
Environmental trust funds	55.5	44.5
Trade and other receivables	66.5	68.5
Cash and cash equivalents	479.0	526.7

Schedule of Contractually Due Undiscounted Cash Flows Resulting from Maturities of All Financial Liabilities, Including Interest Payments

The following are the contractually due undiscounted cash flows resulting from maturities of all financial liabilities, including interest payments:

	UNITED STATES DOLLAR
	Within one year	Between one and five years	After five years	Total
2017
Trade and other payables	451.0	—	—	451.0
Copper derivative contracts	3.3	—	—	3.3
Borrowings[1]
- US$ borrowings[2]
- Capital	—	1,360.9	—	1,360.9
- Interest	61.3	87.8	—	149.1
- A$ borrowings[3]
- Capital	—	231.5	—	231.5
- Interest	9.5	13.9	—	23.4
- Rand borrowings[4]
- Capital	193.6	—	—	193.6
- Interest	10.8	—	—	10.8
Environmental rehabilitation costs[5]	6.5	24.8	349.7	381.0
South Deep dividend	1.6	5.3	5.8	12.7

Total	737.6	1,724.2	355.5	2,817.3

2016
Trade and other payables	459.3	—	—	459.3
Borrowings[1]
- US$ borrowings[2]
- Capital	127.0	1,510.9	—	1,637.9
- Interest	64.6	145.1	—	209.7
- Rand borrowings[4]
- Capital	61.0	—	—	61.0
- Interest	5.1	—	—	5.1
Environmental rehabilitation costs[5]	3.6	29.8	347.4	380.8
South Deep dividend	1.4	5.2	6.2	12.8

Total	722.0	1,691.0	353.6	2,766.6

1	Spot Rate: R12.58 = US$1.00 (2016: R14.03 = US$1.00).
2	US$ borrowings – Spot LIBOR (one month fix) rate adjusted by specific facility agreement: 1.5638% (2016: 0.75611% (one month fix)).
3	AU$ borrowings – Spot Bank Bill Swap Bid Rate (BBSY) (one month fix) rate adjusted by specific facility agreement: 1.76%.
4	ZAR borrowings – Spot JIBAR (one month fix) rate adjusted by specific facility agreement: 6.908% and bank overnight borrowing rate on uncommitted credit facilities: average of 8.3% (2016: 8.3%).
5	Although environmental rehabilitation costs do not meet the definition of a financial liability, the Group included the gross closure cost estimate in the undiscounted cash flows as it represents a future cash outflow (refer note 25.1). In South Africa and Ghana, US$55.5 million (2016: US$44.5 million) of the environmental rehabilitation costs is funded through the environmental trust funds.

Sensitivity to interest rates [member]
Summary of Effect of Change in Finance Expense on Group's Profit or Loss had LIBOR and Prime Differed as Indicated

The table below summarises the effect of a change in finance expense on the Group’s profit or loss had LIBOR, JIBAR, Prime and BBSY differed as indicated (sensitivity to interest rates). The analysis is based on the assumption that the applicable interest rate increased/decreased with all other variables held constant. All financial instruments with fixed interest rates that are carried at amortised cost are not subject to the interest rate sensitivity analysis.

	UNITED STATES DOLLAR
	Change in interest expense for a nominal change in interest rates
	(1.5%)	(1.0%)	(0.5%)	0.5%	1.0%	1.5%
2017
Sensitivity to LIBOR interest rates	(11.3)	(7.5)	(3.8)	3.8	7.5	11.3
Sensitivity to BBSY interest rates[1]	(0.8)	(0.5)	(0.3)	0.3	0.5	0.8
Sensitivity to JIBAR and prime interest rates[2]	(2.0)	(1.3)	(0.7)	0.7	1.3	2.0

Change in finance expense	(14.1)	(9.3)	(4.8)	4.8	9.3	14.1

2016
Sensitivity to LIBOR interest rates	(12.0)	(8.0)	(4.0)	4.0	8.0	12.0
Sensitivity to JIBAR and prime interest rates[2]	(0.6)	(0.4)	(0.2)	0.2	0.4	0.6

Change in finance expense	(12.6)	(8.4)	(4.2)	4.2	8.4	12.6

1	Average rate: A$0.77 = US$1.00 (2016: A$0.75: US$1.00).
2	Average rate: R13.33 = US$1.00 (2016: R14.7 = US$1.00).

Equity price risk [member]
Summary of Effect of Change in Finance Expense on Group's Shareholders' Equity

The table below summarises the impact of increases/decreases of the exchanges on the Group’s shareholders’ equity in case of shares (sensitivity to equity security price). The analysis is based on the assumption that the share prices quoted on the exchange have increased/decreased with all other variables held constant and the Group’s investments moved according to the historical correlation with the index.

	UNITED STATES DOLLAR
	(Decrease)/increase in equity price
	(10.0%)	(5.0%)	5.0%	10.0%
2017
(Decrease)/increase in other comprehensive income[1]	(9.9)	(5.0)	5.0	9.9
2016
(Decrease)/increase in other comprehensive income[1]	(1.1)	(0.5)	0.5	1.1

1	Spot rate: R12.58 = US$1.00 (2016: R14.03 = US$1.00).